Financial Assets/Liabilities at Fair Value through Profit or Loss	12 Months Ended
Dec. 31, 2024
Financial Assets/Liabilities at Fair Value through Profit or Loss [Abstract]
Disclosure of financial instruments at fair value through profit or loss [text block]
Notes to the consolidated balance sheet
12 –
Financial assets/liabilities at fair value through profit or loss
in € m.	Dec 31, 2024	Dec 31, 2023
Financial assets classified as held for trading:
Trading assets:
Trading securities	124,857	115,832
Other trading assets[1]	14,914	9,443
Total trading assets	139,772	125,275
Positive market values from derivative financial instruments	291,800	251,877
Total financial assets classified as held for trading	431,571	377,151
Non-trading financial assets mandatory at fair value through profit or loss:
Securities purchased under resale agreements	88,736	65,937
Securities borrowed	15,913	13,036
Loans	1,954	812
Other financial assets mandatory at fair value through profit or loss	7,721	8,261
Total Non-trading financial assets mandatory at fair value through profit or loss	114,324	88,047
Financial assets designated at fair value through profit or loss:
Loans	0	75
Other financial assets designated at fair value through profit or loss	0	0
Total financial assets designated at fair value through profit or loss	0	75
Total financial assets at fair value through profit or loss	545,895	465,273

[1] Includes traded loans of € 11.4 billion and € 8.2 billion at December 31, 2024 and 2023 respectively
in € m.	Dec 31, 2024	Dec 31, 2023
Financial liabilities classified as held for trading:
Trading liabilities:
Trading securities	41,864	43,114
Other trading liabilities	1,635	890
Total trading liabilities	43,498	44,005
Negative market values from derivative financial instruments	276,410	238,278
Total financial liabilities classified as held for trading	319,908	282,283
Financial liabilities designated at fair value through profit or loss:
Securities sold under repurchase agreements	69,121	72,377
Loan commitments	6	5
Long-term debt	22,203	10,709
Other financial liabilities designated at fair value through profit or loss	717	636
Total financial liabilities designated at fair value through profit or loss	92,047	83,727
Investment contract liabilities	454	484
Total financial liabilities at fair value through profit or loss	412,409	366,494

Financial assets & liabilities designated at fair value through profit or loss
The Group has designated various lending relationships at fair value through profit or loss. Lending facilities consist of drawn loan assets and undrawn irrevocable loan commitments. The maximum exposure to credit risk on a drawn loan is its fair value. The Group’s maximum exposure to credit risk on drawn loans was € 0 million and € 75 million as of December 31, 2024, and 2023, respectively. Exposure to credit risk also exists for undrawn irrevocable loan commitments and is predominantly counterparty credit risk.
The credit risk on the securities purchased under resale agreements and securities borrowed designated under the fair value option is mitigated by the holding of collateral. The valuation of these instruments considers the credit enhancement in the form of the collateral received. As such there is no material movement during the year or cumulatively due to movements in counterparty credit risk on these instruments.
Changes in fair value of financial assets attributable to movements in counterparty credit risk
in € m.	Dec 31, 2024	Dec 31, 2023
Notional value of financial assets exposed to credit risk	0	75
Annual change in the fair value reflected in the Statement of Income	0	1
Cumulative change in the fair value	0	(0)
Notional of credit derivatives used to mitigate credit risk	0	40
Annual change in the fair value reflected in the Statement of Income	0	(0)
Cumulative change in the fair value	0	(1)

Changes in fair value of financial liabilities attributable to movements in the Group’s credit risk[1]
in € m.	Dec 31, 2024	Dec 31, 2023
Presented in Other comprehensive Income
Cumulative change in the fair value	(157)	19
Presented in Statement of income
Annual change in the fair value reflected in the Statement of Income	0	0
Cumulative change in the fair value	0	0

[1] The fair value of a financial liability incorporates the credit risk of that financial liability. Changes in the fair value of financial liabilities issued by consolidated structured entities have been excluded as this is not related to the Group’s credit risk but to that of the legally isolated structured entity, which is dependent on the collateral it holds
Transfers of the cumulative gains or losses within equity during the period
in € m.	Dec 31, 2024	Dec 31, 2023
Cumulative gains or losses within equity during the period	0	0

Amounts realized on derecognition of liabilities designated at fair value through profit or loss
in € m.	Dec 31, 2024	Dec 31, 2023
Amount presented in other comprehensive income realized at derecognition	(8)	0

The excess of the contractual amount repayable at maturity over the carrying value of financial liabilities[1]
in € m.	Dec 31, 2024	Dec 31, 2023
Including undrawn loan commitments²	1,085	1,769
Excluding undrawn loan commitments	497	1,104

[1] Assuming the liability is extinguished at the earliest contractual maturity that the Group can be required to repay. When the amount payable is not fixed, it is determined by reference to conditions existing at the reporting date
[2] The contractual cash flows at maturity for undrawn loan commitments assume full drawdown of the facility